Accounts Payable and Accrued Expenses - Summary of Accrued Expenses (Details) 10-Q - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts payable (trade)	$ 25,644,054	$ 687,694
Accrued expenses (games expense)	6,352,003	0
Accrued expenses (legal expense)	4,722,276	0
Accrued expenses	1,464,966	853,268	$ 54,521
Accrued expenses (athletes)	1,565,708	35,500
Accrued expenses (payroll)	223,750	1,394,956	975,835
Credit cards	131,548	20,106
Accounts payable and accrued expenses	$ 40,104,305	$ 2,991,524	$ 1,901,176